FINANCIAL INSTRUMENTS - Foreign Currency Hedging (Details) $ in Millions	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 GBP (£)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 BRL (R$)	Jun. 30, 2023 KRW (₩)	Jun. 30, 2023 INR (₨)	Jun. 30, 2023 HKD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 SEK (kr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 INR (₨)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ (76,842)											$ (66,006)
Financial assets	9,674											9,805
Net investment hedges | Euros
Disclosure of detailed information about financial instruments [line items]
Notional amount | €		€ 2,085,000,000											€ 105,000,000
Financial liabilities	(278)											(7)
Net investment hedges | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 74,000,000											$ 0
Financial liabilities	(6)											(1)
Net investment hedges | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥																¥ 2,703,000,000
Financial liabilities												(9)
Net investment hedges | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Notional amount | R$						R$ 6,513,000,000											R$ 908,000,000
Financial liabilities	(155)											(22)
Net investment hedges | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₩							₩ 820,473,000,000											₩ 820,473,000,000
Financial liabilities	(16)											(42)
Net investment hedges | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₨								₨ 77,803,000,000											₨ 84,251,000,000
Financial liabilities	(25)											(5)
Net investment hedges | Hong Kong Dollar
Disclosure of detailed information about financial instruments [line items]
Notional amount									$ 709,000,000
Financial liabilities	0
Net investment hedges | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount										$ 49,000,000
Financial liabilities	0
Net investment hedges | Swedish Krona
Disclosure of detailed information about financial instruments [line items]
Notional amount | kr											kr 1,352,000,000
Financial assets	2
Net investment hedges | Bottom of range | Euros
Disclosure of detailed information about financial instruments [line items]
Rates | €		0.90											0.91
Net investment hedges | Bottom of range | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates				0.63											1.49
Net investment hedges | Bottom of range | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Rates | ¥																6.59
Net investment hedges | Bottom of range | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Rates | R$						5.00											6.24
Net investment hedges | Bottom of range | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Rates | ₩							1,214.55											1,283.6
Net investment hedges | Bottom of range | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Rates | ₨								81.40											79.40
Net investment hedges | Bottom of range | Hong Kong Dollar
Disclosure of detailed information about financial instruments [line items]
Rates									7.75
Net investment hedges | Bottom of range | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates										1.28
Net investment hedges | Bottom of range | Swedish Krona
Disclosure of detailed information about financial instruments [line items]
Rates | kr											10.15
Net investment hedges | Top of range | Euros
Disclosure of detailed information about financial instruments [line items]
Rates | €		1.19											1.02
Net investment hedges | Top of range | Australian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates				1.49											1.55
Net investment hedges | Top of range | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Rates | ¥																6.99
Net investment hedges | Top of range | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Rates | R$						7.37											7.00
Net investment hedges | Top of range | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Rates | ₩							1,410											1,410
Net investment hedges | Top of range | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Rates | ₨								89.84											89.84
Net investment hedges | Top of range | Hong Kong Dollar
Disclosure of detailed information about financial instruments [line items]
Rates									7.84
Net investment hedges | Top of range | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates										1.34
Net investment hedges | Top of range | Swedish Krona
Disclosure of detailed information about financial instruments [line items]
Rates | kr											11.01
Cross currency swaps | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount										$ 2,500,000,000										$ 2,500,000,000
Financial liabilities	(15)											(45)
Cross currency swaps | Bottom of range | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates										1.25										1.20
Cross currency swaps | Top of range | Canadian Dollars
Disclosure of detailed information about financial instruments [line items]
Rates										1.34										1.38
Hedging Instrument One | Net investment hedges | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 1,674,000,000											£ 1,319,000,000
Financial liabilities	(327)											(243)
Hedging Instrument One | Net investment hedges | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥					¥ 2,203,000,000
Financial liabilities	0
Hedging Instrument One | Net investment hedges | Bottom of range | British Pounds
Disclosure of detailed information about financial instruments [line items]
Rates | £			0.79											0.76
Hedging Instrument One | Net investment hedges | Bottom of range | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Rates | ¥					6.58
Hedging Instrument One | Net investment hedges | Top of range | British Pounds
Disclosure of detailed information about financial instruments [line items]
Rates | £			1.27											0.93
Hedging Instrument One | Net investment hedges | Top of range | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Rates | ¥					6.99
Hedging Instrument Two | Net investment hedges | British Pounds
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 375,000,000											£ 374,000,000
Rates | £			0.86											0.86
Financial liabilities	(4)											$ (16)
Hedging Instrument Two | Net investment hedges | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥					¥ 1,191,000,000
Financial assets	$ 1
Hedging Instrument Two | Net investment hedges | Bottom of range | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Rates | ¥					6.54
Hedging Instrument Two | Net investment hedges | Top of range | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Rates | ¥					6.87